Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		$ 664,035	$ 544,586
Total liabilities as per the statement of financial position		2,461,686	2,298,531
Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		1,439,603	1,344,817
Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		12,249	13,684
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		1,009,834	940,030
Liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		2,461,686	2,298,531
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		1,439,603	1,344,817
Liabilities at amortized cost | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		12,249	13,684
Liabilities at amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position		1,009,834	940,030
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		82,891	59,415
Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		110,743	124,016
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	[1]	94,481	80,124
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		137
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		375,783	281,031
Other financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		31,980	56,961
Other financial assets at fair value through profit or loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at fair value through profit or loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	[1]	31,843	56,961
Other financial assets at fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		137
Other financial assets at fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		632,055	487,625
Other financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		82,891	59,415
Other financial assets at amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		110,743	124,016
Other financial assets at amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	[1]	62,638	23,163
Other financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position		$ 375,783	$ 281,031

[1]	Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.